Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
ASSETS
Cash and cash equivalents	$ 1,278,075	$ 1,985,440	$ 4,891,868
Accounts receivable	164,641	113,045	71,380
Inventory	181,497	229,335	131,648
Prepaid expenses	369,279	365,925	370,472
Total Current Assets	1,993,492	2,693,745	5,465,368
PROPERTY & EQUIPMENT-net	853,445	897,735	979,297
OTHER ASSETS:
Goodwill	5,021,713	5,021,713	5,349,039
Operating lease right of use asset	54,909	62,754	19,043
Intangible assets-net	752,143	780,430	926,913
TOTAL ASSETS	8,675,702	9,456,377	12,739,660
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued expenses	543,753	534,679	639,539
Deferred revenue	188,697	162,903	106,267
Operating lease liability-current portion	32,012	31,291	19,331
Notes payable-current portion	19,931	19,740	14,119
Total Current Liabilities	784,393	748,613	779,256
LONG-TERM LIABILITIES:
Note payable-net of current portion	95,429	100,497	101,119
Note payable-related party	50,000
Operating lease liability-net of current portion	25,999	34,277
Total Liabilities	955,821	883,387	880,375
Commitments and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized, -0- outstanding
Common stock, $.001 par value, 291,666,666 shares authorized; 7,843,150 shares issued at April 30, 2023 and January 31, 2023 and 7,833,150 shares outstanding as of April 30,2023 and January 31, 2023, respectively	7,833	7,833	9,155
Additional paid-in-capital	31,254,927	31,092,807	29,966,132
Accumulated other comprehensive loss	(304)	(304)	(304)
Treasury stock, 10,000 and 10,000 shares at cost, respectively	(32,641)	(32,641)	(104,467)
Accumulated deficit	(23,509,934)	(22,494,705)	(18,011,231)
Total Stockholders’ Equity	7,719,881	8,572,990	11,859,285
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 8,675,702	$ 9,456,377	$ 12,739,660